UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22572

The Multi-Strategy Growth & Income Fund

(Exact name of registrant as specified in charter)

13520 Evening Creek Drive N. Suite 300 San Diego, CA 92128

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 8/31/12

Item 1.  Reports to Stockholders.

The Multi-Strategy Growth & Income Fund

Semi-Annual Report

August 31, 2012

Investor Information: 1-855-601-3841

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Multi-Strategy Growth & Income Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

The Multi-Strategy Growth & Income Fund

PORTFOLIO REVIEW (Unaudited)

Since Inception Through August 31, 2012*

The Fund’s performance figures for the period ending August 31, 2012, compared to its benchmarks:

Since Inception*
The Multi-Strategy Growth & Income Fund	1.24%
S&P 500	1.18%

________________

* The Fund commenced operations March 16, 2012.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.13%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.

 Portfolio Composition as of August 31, 2012

Sector	Percent of Net Assets
Real Estate Investment Trusts	52.70%
Common Stock	24.46%
Business Development Corporations	13.32%
Structured Notes	4.78%
Short-term Investments	3.42%
Exchange Traded Fund	1.64%
Other Assets Less Liabilities	0.70%
Call Options Written	(1.02)%
Net Assets	100.00%

The Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2012
Shares	Security			Market Value

	COMMON STOCK ^ - 24.46%
	AEROSPACE/DEFENSE - 1.45%
5,500	Boeing Co.			$ 392,700

	AGRICULTURE - 1.65%
7,000	Bunge Ltd.			445,550

	BANKS - 1.67%
20,200	Bank of New York Mellon Corp.			455,308

	CHEMICALS - 1.62%
7,600	Mosaic Co.			440,116

	DIVERSIFIED FINANCIAL SERVICES - 1.76%
8,700	CME Group, Inc. - Cl. A			477,630

	ELECTRIC - 1.63%
14,000	Public Service Enterprise Group, Inc.			443,240

	FOOD - 2.06%
3,000	Campbell Soup Co.			105,420
9,000	Kellogg Co.			455,850
				561,270
	HEALTHCARE-PRODUCTS - 1.47%
7,500	Stryker Corp.			399,450

	OIL & GAS - 3.47%
12,400	Noble Corp.			472,936
9,600	Transocean Ltd.			470,688
				943,624
	OIL & GAS SERVICES - 1.66%
13,800	Halliburton Co.			452,088

	SEMICONDUCTORS - 1.51%
6,700	QUALCOMM, Inc.			411,782

	SOFTWARE - 1.64%
14,300	Adobe Systems, Inc. *			447,161

	TELECOMMUNICATIONS - 2.87%
22,900	Juniper Networks, Inc. *			399,376
13,200	Vodafone Group PLC - ADR			381,744
				781,120

	TOTAL COMMON STOCK			6,651,039
	( Cost - $6,561,342)

	EXCHANGE TRADED FUND ^ - 1.64%
	COMMODITY FUND - 1.64%
14,500	iShares Silver Trust			446,455
	( Cost - $386,278)

The accompanying notes are an integral part of these financial statements.
The Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2012
Shares	Security			Market Value

	REAL ESTATE INVESTMENT TRUSTS - 52.70%
155,400	American Realty Capital Healthcare Trust #			$ 1,437,450
64,919	American Realty Capital New York Recovery #			600,500
231,076	American Realty Capital Trust III #			2,137,450
94,984	Carey Watermark Investors, Inc. #			878,599
67,568	CV Mission Critical REIT #			625,000
103,632	Hines Global REIT, Inc #			958,600
259,481	NorthStar Real Estate Income Trust #			2,400,200
103,632	Phillips Edison Shopping Center REIT #			958,600
248,222	Steadfast Income REIT #			2,350,659
107,138	United Development Funding IV #			1,982,050
	TOTAL REAL ESTATE INVESTMENT TRUSTS			14,329,108
	( Cost - $14,275,500)

	BUSINESS DEVELOPMENT CORPORATIONS - 13.32%
125,776	Business Development Corporation of America #			1,214,619
239,632	Corporate Capital Trust #			2,405,903
	TOTAL BUSINESS DEVELOPMENT CORPORATIONS			3,620,522
	( Cost - $3,601,150)

Principal		Interest Rate (%)	Maturity Date
	STRUCTURED NOTES - 4.78%
	DIVERSIFIED FINANCIAL SERVICES - 4.78%
$ 400,000	Credit Suisse, 15 Month High/Low Callable Yield Note	10.0000%	11/4/2013	395,280
200,000	Credit Suisse, 15 Month High/Low Callable Yield Note	10.2500	7/15/2013	199,260
500,000	Credit Suisse, 15 Month High/Low Callable Yield Note	11.0000	9/5/2013	504,500
200,000	Credit Suisse, 15 Month High/Low Callable Yield Note	11.0000	10/3/2013	200,000
	TOTAL STRUCTURED NOTES			1,299,040
	( Cost - $1,300,000)

Shares	SHORT-TERM INVESTMENTS - 3.42%
	MONEY MARKET FUND - 3.42%
928,066	AIM STIT-Government & Agency Portfolio	0.0200+		928,066
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $928,066)

	TOTAL INVESTMENTS - 100.32%
	( Cost - $27,051,336) (a)			$ 27,274,230
	CALL OPTIONS WRITTEN - (1.02)%			(276,793)
	OTHER ASSETS LESS LIABILITIES - 0.70%			190,442
	NET ASSETS - 100.00%			$ 27,187,879

* Non-income producing.
# Market Value estimated using Fair Valuation Procedures adopted by the Board of Trustees.
+ Money market fund; interest rate reflects the seven-day effective yield on August 31, 2012.
^ Each stock position is subject to written call options.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

The Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2012

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:			$ 302,253
	Unrealized depreciation:			(79,359)
	Net unrealized depreciation:			$ 222,894

Contracts (1)	SCHEDULE OF CALL OPTIONS WRITTEN - (1.02) %			Market Value
143	Adobe Systems, Inc.			$ 17,446
	Expiration October 2012, Exercise Price $32.00
202	Bank of New York Mellon Corp.			13,130
	Expiration December 2012, Exercise Price $24.00
55	Boeing Co.			7,315
	Expiration November 2012, Exercise Price $75.00
70	Bunge Ltd.			10,290
	Expiration October 2012, Exercise Price $65.00
30	Campbell Soup Co.			7,050
	Expiration November 2012, Exercise Price $33.00
87	CME Group, Inc.			20,880
	Expiration December 2012, Exercise Price $55.00
138	Halliburton Co.			5,934
	Expiration October 2012, Exercise Price $36.00
145	IShares Silver Trust			19,140
	Expiration September 2012, Exercise Price $30.00
229	Juniper Networks, Inc.			33,434
	Expiration January 2013, Exercise Price $19.00
90	Kellogg Co.			6,750
	Expiration December 2012, Exercise Price $52.50
124	Noble Corp.			50,220
	Expiration December 2012, Exercise Price $36.00
140	Public Service Enterprise Group, Inc.			23,100
	Expiration September 2012, Exercise Price $30.00
67	QUALCOMM, Inc.			4,087
	Expiration October 2012, Exercise Price $65.00
75	Stryker Corp.			7,125
	Expiration December 2012, Exercise Price $57.50
76	The Mosaic Co.			21,204
	Expiration December 2012, Exercise Price $60.00
96	Transocean Ltd.			25,728
	Expiration November 2012, Exercise Price $50.00
132	Vodafone Group PLC - ADR			3,960
	Expiration October 2012, Exercise Price $30.00
	TOTAL CALL OPTIONS WRITTEN			276,793
	( Proceeds - $250,451)
(1) Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

The accompanying notes are an integral part of these financial statements.

The Multi-Strategy Growth & Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2012

Assets:
Investments in Securities at Market Value (identified cost $27,051,336)	$ 27,274,230
Dividends and Interest Receivable	120,301
Receivable for Securities Sold	371,670
Receivable for Fund Shares Sold	68,040
Due from Investment Advisor	4,851
Prepaid Expenses and Other Assets	113,544
Total Assets	27,952,636

Liabilities:
Call Options Written, at value (proceeds $250,451)	276,793
Payable for Securities Purchased	473,936
Shareholder Servicing Fees Payable	5,345
Payable to Other Affiliates	1,531
Other Accrued Expenses	7,152
Total Liabilities	764,757

Net Assets (Unlimited shares of no par value interest
authorized; 1,798,096 shares of beneficial interest outstanding)	$ 27,187,879

Net Asset Value and Redemption Price Per Share
($27,187,879/ 1,798,096 shares of beneficial interest outstanding)	$ 15.12
Maximum Offering Price Per Share
($15.12/0.945)	$ 16.00

Composition of Net Assets:
At August 31, 2012, Net Assets consisted of:
Paid-in-Capital	$ 26,777,184
Undistributed Net Investment Income	156,332
Accumulated Net Realized Gain on Investments	57,811
Net Unrealized Appreciation (Depreciation) on:
Investments	222,894
Options Written	(26,342)
Net Assets	$ 27,187,879
The accompanying notes are an integral part of these financial statements.

The Multi-Strategy Growth & Income Fund
STATEMENT OF OPERATIONS (Unaudited)
Since Inception* Through August 31, 2012 *

Investment Income:
Dividend Income	$ 337,012
Interest Income	14,459
Total Investment Income	351,471

Expenses:
Investment Advisory Fees	47,830
Legal Fees	40,433
Registration & Filing Fees	23,142
Administration Fees	17,083
Shareholder Servicing Fees	15,943
Chief Compliance Officer Fees	12,739
Trustees' Fees	10,096
Fund Accounting Fees	9,185
Audit Fees	9,171
Transfer Agent Fees	7,814
Printing Expense	4,672
Insurance Expense	4,247
Custody Fees	3,185
Miscellaneous Expenses	1,251
Total Expenses	206,791
Less: Fees Waived/Reimbursed by Adviser	(94,612)
Net Expenses	112,179

Net Investment Income	239,292

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	146,530
Options Written	(88,719)
Total Net Realized Gain	57,811
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	222,894
Options Written	(26,342)
Total Net Change in Unrealized Appreciation	196,552

Net Realized and Unrealized Gain on Investments	254,363

Net Increase in Net Assets Resulting From Operations	$ 493,655

* The Fund commenced operations March 16, 2012.

The accompanying notes are an integral part of these financial statements.

The Multi-Strategy Growth & Income Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Since Inception*
Through
August 31, 2012

Operations:
Net Investment Income	$ 239,292
Net Realized Gain on Investments
and Options Written	57,811
Net Change in Unrealized Appreciation
on Investments and Options Written	196,552
Net Increase in Net Assets
Resulting From Operations	493,655

Distributions to Shareholders From:
Net Investment Income ($0.07 per share)	(82,960)
Total Distributions to Shareholders	(82,960)

From Shares of Beneficial Interest:
Proceeds from Shares Issued (1,786,481 shares)	26,604,061
Distributions Reinvested (4,948 shares)	73,123
Net Increase in Net Assets From Shares of Beneficial Interest	26,677,184

Total Increase in Net Assets	27,087,879

Net Assets:
Beginning of Period	100,000
End of Period	$ 27,187,879

Undistributed Net Investment Income at End of Period	$ 156,332
_______
*The Fund commenced operations on March 16, 2012.

The accompanying notes are an integral part of these financial statements.

The Multi-Strategy Growth & Income Fund
FINANCIAL HIGHLIGHTS (Unaudited)

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

Since Inception*
Through
August 31, 2012

Net Asset Value, Beginning of Period	$ 15.00
Increase From Operations:
Net investment income (a)	0.26
Net gain (loss) from investments
(both realized and unrealized)	(0.07)
Total from operations	0.19

Less Distributions:
From net investment income	(0.07)
Total Distributions	(0.07)

Net Asset Value, End of Period	$ 15.12

Total Return (b)	1.24%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 27,188
Ratio to average net assets:
Expenses, Gross (c)	3.22%
Expenses, Net of Reimbursement (c)	1.75%
Net investment income, Net of Reimbursement (c)	3.72%
Portfolio turnover rate	31%

__________
*The Fund commenced operations on March 16, 2012.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

The Multi-Strategy Growth & Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2012

1.

ORGANIZATION

The Multi-Stratgey Growth & Income Fund (the “Fund”) was organized as a Delaware statutory trust on June 3, 2011 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares.  The investment objective of the Fund is to seek returns from capital appreciation and income with an emphasis on income generation. The Fund pursues its investment objective by investing primarily in the income-producing securities of: real estate investment trusts and alternative investment funds, as well as common stocks and structured notes, notes, bonds and asset-backed securities. The Fund commenced operations on March 16, 2012.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the RJL Capital Management, LLC (the "Advisor"), those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing

The Multi-Strategy Growth & Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2012

service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Valuation Committee has established a methodology for fair value of each type of security. Generally, the Real Estate Investment Trusts (REITs) are publicly registered but not traded. When the REIT is in the public offering period the Fund values the REIT at cost. The Fund generally purchases REITs at Net Asset Value (NAV) or without a commission. Once a REIT closes to new investments, the Fund values the security based on the movement of an appropriate market index or traded comparable until the REIT issues an updated market valuation. The Private Investments are monitored for any independent audits of the security or impairments reported on the potential value of the security. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2012 for the Fund’s assets and liabilities measured at fair value:

The Multi-Strategy Growth & Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2012

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,651,039	$ -	$ -	$ 6,651,039
Exchange Traded Fund	446,455	-	-	446,455
Real Estate Investment Trusts	-	-	14,329,108	14,329,108
Business Development Corporations	-	-	3,620,522	3,620,522
Structured Notes	-	1,299,040	-	1,299,040
Short-Term Investments	928,066	-	-	928,066
Total	$ 8,025,560	$ 1,299,040	$ 17,949,630	$ 27,274,230
Liabilities		-	-	-
Call Options Written	$ 276,793			$ 276,793

*Refer to the Consolidated Portfolio of Investments for industry classifications.

  There were no transfers into or out of Level 1 and Level 2 during the current period presented.

   It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Real Estate Investment Trusts	Business Development Corporations	Total
Beginning Balance	$ -	$ -	$ -
Total realized gain (loss)	-	-	-
Appreciation (Depreciation)	54,608	19,372	73,980
Cost of Purchases	14,274,500	3,601,150	17,875,650
Proceeds from Sales	-	-	-
Accrued Interest	-	-	-
Net transfers in/out of level 3	-	-	-
Ending Balance	$ 14,329,108	$ 3,620,522	$ 17,949,630

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise

The Multi-Strategy Growth & Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2012

of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of August 31, 2012, the amount of unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $26,342 and $88,719, respectively.  Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2012 tax returns.  The Fund identifies its major tax jurisdiction as U.S. Federal.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders –Distributions from investment income are declared and paid quarterly.  Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by RJL Capital Management, LLC (the “Advisor”).  Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.75% of the average daily net assets of the Fund.  For the period ended August 31, 2012, the Advisor earned advisory fees of $47,830.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (including offering costs but exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until March 31, 2013, so that the total annual operating expenses of the Fund do not exceed 1.75% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the period ended August 31, 2012, the Advisor waived fees of $94,612, all of which will expire in 2015.

The Multi-Strategy Growth & Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2012

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Trustees has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund.   Under the Shareholder Services Plan, the Fund may pay 0.25% per year of its average daily net assets for such services.  For the period ended August 31, 2012, the Fund incurred distribution fees of $15,943.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.   The Distributor is an affiliate of GFS. For the period ended August 31, 2012, the Distributor received $5,830 in underwriting commissions for sales of the Fund’s shares.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Advisor a quarterly fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended August 31, 2012 amounted to $30,825,943 and $4,500,753, respectively.

Transactions in option contracts written during the year ended April 30, 2012 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	-	$ -
Options Written	6,423	1,488,321
Options Closed	(4,464)	(1,219,421)
Options Exercised	(60)	(18,449)
Options Expired	-	-
Outstanding at End of Period	1,899	$ 250,451

5.

REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding.  There is no guarantee that shareholders will be able to sell all of the shares they desire in

The Multi-Strategy Growth & Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2012

 a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder's shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund's quarterly repurchases.

During the period ended August 31, 2012, there were no shares repurchased.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

The Multi-Strategy Growth & Income Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

August 31, 2012

As a shareholder of the Fund you incur ongoing costs, including management fees, shareholder service fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (3/16/12)	Ending Account Value (8/31/12)	Expenses Paid During the Period (3/16/12 to 8/31/12)
Actual*	$1,000.00	$1,012.40	$8.10
Hypothetical** (5% return before expenses)	$1,000.00	$1,016.38	$8.89

*  Expenses Paid During Period are equal to Fund’s annualized expense ratio of 1.75%, multiplied by the number of days in the period from March 16, 2012 through August 31, 2012 (168) divided by the number of days in the fiscal year (365).

**Expenses Paid During Period are equal to Fund’s annualized expense ratio of 1.75%, multiplied by the number of days in the period from March 1, 2012 through August 31, 2012 (184) divided by the number of days in the fiscal year (365).

Approval of Investment Advisory Agreement

At a meeting held on September 19, 2011, the Board of Trustees (the “Board”) of The Multi-Strategy Growth & Income Fund (the “Fund”) including a majority of the Trustees who are not interested persons of the Trust, approved the Advisory Agreement between the Adviser and the Trust on behalf of the Fund.  In its consideration of the Agreement, the Board, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services.  The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund.  The Board reviewed a copy of the Adviser’s draft Form ADV, which was subject to completion, and information regarding the Adviser’s organizational structure.  The Trustees considered a presentation given by a representative of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its fund management personal.  The Board then reviewed the capitalization of the Adviser based on financial information provided in the Board materials. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance of the Adviser.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board considered the Adviser’s past performance with an existing pooled fund client, noting its performance was above a broad-based securities marked index, the Barclays Capital U.S. MBS Index.  The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser proposed a 1.25% annual advisory fee based on the average net assets of the Fund.  The Trustees reviewed comparative fee information for three distinct peer groups, each of which the Adviser believed were relevant to the Board’s deliberations.  They noted proposed fee was above the average of a group of closed-end funds pursuing a real estate investment strategy, based upon information derived from a Lipper database.  However, the Trustees noted the advisory fee was within the range of reasonable fees charged by the advisers to the reference groups of funds.  The Trustees also noted the Adviser is capping Fund expenses at 1.75%.  The Trustees further noted that the expense cap distinguishes the Fund from the reference groups which do not uniformly benefit from an expense cap. The Trustees concluded that the Fund’s advisory fee, as well as its overall projected expense ratio, was acceptable in light of the quality of the services the Fund expects to receive from the Adviser and the level of fees paid by similar funds.

Economies of Scale.  The Board considered whether there will be economies of scale in respect of the management of the Fund.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also noted any projection of profits is speculative.  They considered the proposed advisory fee, expected asset levels and other benefits to the Adviser to be derived from a security servicing agreement with the Fund.  The Board also considered the expected impact of the expense limitation agreement on the Adviser. The Board concluded that the Adviser’s expected level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable and in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Advisory Agreement.

Approval of Sub-Advisory Agreement

At a meeting held on September 19, 2011, the Board of Trustees (the “Board”) of The Multi-Strategy Growth & Income Fund (the “Fund”), including a majority of the Trustees who are not interested persons of the Trust  approved the Sub-Advisory Agreement between the Adviser and First Allied Asset Management, Inc. (the “Sub-Adviser”) on behalf of the Fund.  In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.  Matters considered by the Board in connection with its approval of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services to be provided by the Sub-Adviser.  As to the nature, quality and extent of the services to be provided by the Sub-Adviser, the Board noted the experience of the portfolio management personnel of the Sub-Adviser, including their experience in the investment field.  The Board then discussed the financial condition of the Sub-Adviser and reviewed financial information provided.  The Board also reviewed the presentation materials prepared by the Sub-Adviser describing its investment process.  The Board discussed the Sub-Adviser’s compliance structure and broker selection process.  It was the consensus of the Trustees that the Sub-Adviser has adequate experience and expertise to manage that portion of the Fund for which it acts as sub-adviser in a reasonable manner.

Performance.  As to the investment performance of the Sub-Adviser, the Board reviewed the performance of the Sub-Adviser’s yield strategy and covered call strategy as compared to a broad-based securities market index over various time periods.  The Board concluded that the performance of the Sub-Adviser was promising.

Fees and Expenses.  The Board next reviewed the sub-advisory fee as compared to fees charged by the Sub-Adviser for its separate clients.  They also discussed the fee in the context of the overall Advisory fee.  The Board found the fees reasonable.

Profitability.  As to profitability, the Trustees discussed the total fees expected to be paid to the Sub-Adviser based on information provided by the Sub-Adviser, and the Trustees concluded the Sub-Adviser would not reap excessive profits from its relationship with the Fund.

Economies of Scale.  The Board considered whether there will be economies of scale in respect of the management of the Fund.  It was the consensus of the Board that based on the anticipated size of the Fund for the initial two years of the Sub-Advisory Agreement, economies of scale was not a relevant consideration at this time.

Conclusion. During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Sub-Advisory Agreement.  Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Sub-Advisory Agreement.

PRIVACY NOTICE
FACTS		WHAT DOES THE MULTI-STRATEGY GROWTH & INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Multi-Strategy Growth & Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Multi-Strategy Growth & Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?		Call 1-855-601-3841

Who we are
Who is providing this notice?	The Multi-Strategy Growth & Income Fund
What we do
How does The Multi-Strategy Growth & Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Multi-Strategy Growth & Income Fund collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪   Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪   Affiliates from using your information to market to you

▪   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ The Multi-Strategy Growth & Income Fund does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

▪ The Multi-Strategy Growth & Income Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Multi-Strategy Growth & Income Fund does not jointly market.

Investment Adviser

RJL Capital Management

13520 Evening Creek Drive N. Suite 300

San Diego, CA 92128

Distributor

Northern Lights Distributor, LLC

17605 Wright Street Suite 2

Omaha, NE 68130

Legal Counsel

Thompson Hine LLC

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-601-3841 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-601-3841.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Multi-Strategy Growth & Income Fund

By (Signature and Title)

/s/ Raymond J. Lucia, Jr.

       Raymond J. Lucia, Jr., President

Date

11/09/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Raymond J. Lucia, Jr.

       Raymond J. Lucia, Jr., President

Date

11/09/12

By (Signature and Title)

/s/Stephanie Pimentel

       Stephanie Pimentel, Treasurer

Date

11/09/12